Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000032863 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000032863 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000032863 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000032863 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000032863 | FR_297178105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000032863 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000032863 | FR_29476L107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032863 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032863 | FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032863 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032863 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000032863 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000032863 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000032863 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000032863 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000032863 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000032863 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000032863 | Self Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000032863 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000032863 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032863 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032863 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032863 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000032863 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000248364 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000248364 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000248364 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000248364 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000248364 | FR_297178105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000248364 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248364 | FR_29476L107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248364 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248364 | FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248364 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248364 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248364 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000248364 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000248364 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000248364 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000248364 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000248364 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000248364 | Self Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000248364 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248364 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248364 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248364 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248364 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248364 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000094674 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000094674 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000094674 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000094674 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000094674 | FR_297178105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094674 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094674 | FR_29476L107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094674 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094674 | FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094674 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094674 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000094674 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000094674 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000094674 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000094674 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000094674 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000094674 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000094674 | Self Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000094674 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000094674 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000094674 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094674 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000094674 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000094674 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000171305 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000171305 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171305 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171305 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000171305 | FR_297178105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171305 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171305 | FR_29476L107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171305 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171305 | FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171305 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171305 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171305 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000171305 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000171305 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000171305 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000171305 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000171305 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000171305 | Self Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000171305 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171305 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171305 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171305 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171305 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171305 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000032867 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000032867 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000032867 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000032867 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000032867 | FR_297178105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000032867 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000032867 | FR_29476L107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032867 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032867 | FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032867 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032867 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000032867 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000032867 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000032867 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000032867 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000032867 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000032867 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000032867 | Self Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000032867 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000032867 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032867 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032867 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032867 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000032867 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%